Warrant - Additional Information (Details) - USD ($)			12 Months Ended
	Dec. 21, 2023	Aug. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 17, 2022	Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Number of Share Purchase Warrants, Issued	142,874	10,000,000	10,142,874	4,838,707
Warrant exercise price	$ 1	$ 1	$ 1.35	$ 1.18	$ 1.21	$ 1.29	$ 1.24	$ 1.05
Fair value		$ 4,300,000
Estimated fair value additional warrants issued			$ 8,047